Schedule of Stock Option Activity Under Equity Incentive Plan (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Number Of Options Outstanding, Balance	560,000
Weighted Average Exercise Price Outstanding, Balance	$ 1.55
Weighted average remaining contractual term, Outstanding		2 years 11 months 8 days
Number of options granted	6,000	560,000
Weighted average exercise price granted	$ 7.60	$ 1.55
Weighted average remaining contractual term, Granted	9 years 9 months 29 days
Number of options exercised
Weighted Average Exercise Price, Exercised
Number of options granted
Weighted Average Exercise Price, Forfeited
Number of options cancelled or expired
Weighted Average Exercise Price, Cancelled or expired
Number Of Options Outstanding, Balance	566,000	560,000
Weighted Average Exercise Price Outstanding, Balance	$ 1.61	$ 1.55
Weighted average remaining contractual term outstanding	2 years 6 months 7 days	2 years 11 months 8 days
Number Of Options Outstanding, Exercisable	6,000
Weighted average exercise price outstanding, exercisable	$ 7.50
Weighted average remaining contractual term, Exercisable	9 years 9 months 29 days
Weighted average remaining contractual term outstanding, granted		2 years 11 months 8 days